DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Realized Amounts and Fair Value Adjustments for Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DERIVATIVE FINANCIAL INSTRUMENTS
Transfer to income statement	$ (13.9)	$ (19.7)	$ (21.9)
Fair value adjustment	1.1	7.0	3.0
Hedging reserves	6.6	15.5	25.6
Hedging reserve
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	8.6	21.5	34.1
Port expenses, bunkers, and commissions
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	(6.7)	8.1	24.0
Financial items
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	13.5	22.5	24.7
Operating expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0.7	(0.6)	0.0
Admini- strative expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0.5	(0.5)	(0.1)
Forward freight agreements
DERIVATIVE FINANCIAL INSTRUMENTS
Transfer to income statement	0.0	0.0	0.0
Fair value adjustment	0.0	0.0	0.0
Forward freight agreements | Hedging reserve
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	0.0	0.0	0.0
Forward freight agreements | Port expenses, bunkers, and commissions
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	(6.7)	8.2	23.0
Forward freight agreements | Financial items
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0.0	0.0	0.0
Forward freight agreements | Operating expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0.0	0.0	0.0
Forward freight agreements | Admini- strative expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0.0	0.0	0.0
Bunker swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Transfer to income statement	(0.1)	0.1	0.3
Fair value adjustment	(0.2)	0.5	(0.8)
Bunker swaps | Hedging reserve
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	(0.1)	0.1	(0.5)
Bunker swaps | Port expenses, bunkers, and commissions
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0.0	(0.1)	1.0
Bunker swaps | Financial items
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0.0	0.0	0.0
Bunker swaps | Operating expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0.0	0.0	0.0
Bunker swaps | Admini- strative expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0.0	0.0	0.0
Forward exchange contracts
DERIVATIVE FINANCIAL INSTRUMENTS
Transfer to income statement	(1.2)	1.1	0.1
Fair value adjustment	4.4	(4.0)	0.1
Forward exchange contracts | Hedging reserve
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	0.9	(2.3)	0.5
Forward exchange contracts | Port expenses, bunkers, and commissions
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0.0	0.0	0.0
Forward exchange contracts | Financial items
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0.0	0.0	0.0
Forward exchange contracts | Operating expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0.7	(0.6)	0.0
Forward exchange contracts | Admini- strative expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0.5	(0.5)	(0.1)
Interest rate swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Transfer to income statement	(12.6)	(20.9)	(22.3)
Fair value adjustment	(3.1)	10.5	3.7
Interest rate swaps | Hedging reserve
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	7.8	23.7	34.1
Interest rate swaps | Port expenses, bunkers, and commissions
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0.0	0.0	0.0
Interest rate swaps | Financial items
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	13.5	22.5	24.7
Interest rate swaps | Operating expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	0.0	0.0	0.0
Interest rate swaps | Admini- strative expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Income statement	$ 0.0	$ 0.0	$ 0.0